Leases - Summary of Right-of-use assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	¥ 209,786
Ending Balance	208,606	¥ 209,786
Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	234,114	234,114	¥ 269,819
Additions	17,251	26,319
Reduction	(7,583)	(62,024)
Ending Balance	243,782	234,114	234,114
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(24,328)	(24,328)	(15,083)
Additions		(14,765)	(15,074)
Reduction	3,917	5,829
Ending Balance	(35,176)	(24,328)	(24,328)
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	209,786	209,786	254,736
Ending Balance	208,606	209,786	209,786
Land [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	171,941	171,941	172,897
Additions	9,331	19,547
Reduction	(672)	(20,503)
Ending Balance	180,600	171,941	171,941
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(11,611)	(11,611)	(6,595)
Additions		(7,022)	(7,344)
Reduction	216	2,328
Ending Balance	(18,417)	(11,611)	(11,611)
Land [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	160,330	160,330	166,302
Ending Balance	162,183	160,330	160,330
Buildings [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	57,337	57,337	91,920
Additions	5,120	6,020
Reduction	(5,567)	(40,603)
Ending Balance	56,890	57,337	57,337
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(10,839)	(10,839)	(7,369)
Additions		(6,334)	(6,601)
Reduction	2,748	3,131
Ending Balance	(14,425)	(10,839)	(10,839)
Buildings [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	46,498	46,498	84,551
Ending Balance	42,465	46,498	46,498
Equipment and Machinery [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,641	2,641	2,934
Additions	2,614	29
Reduction	(781)	(322)
Ending Balance	4,474	2,641	2,641
Equipment and Machinery [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(1,166)	(1,166)	(718)
Additions		(1,096)	(703)
Reduction	685	255
Ending Balance	(1,577)	(1,166)	(1,166)
Equipment and Machinery [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,475	1,475	2,216
Ending Balance	2,897	1,475	1,475
Other assets [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,195	2,195	2,068
Additions	186	723
Reduction	(563)	(596)
Ending Balance	1,818	2,195	2,195
Other assets [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(712)	(712)	(401)
Additions		(313)	(426)
Reduction	268	115
Ending Balance	(757)	(712)	(712)
Other assets [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,483	1,483	1,667
Ending Balance	¥ 1,061	¥ 1,483	¥ 1,483